Parent Only Condensed Financial Information - Schedule of Parent Only Condensed Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Income and Comprehensive Income
Interest expense	$ 3,732	$ 3,245	$ 13,938	$ 11,707	$ 6,936
Noninterest expense	8,289	6,578	27,623	27,906	20,084
Income before income taxes	10,427	9,368	46,797	32,568	21,969
Income tax benefit	(1,580)	(3,875)	(21,269)	(13,489)	(8,996)
Net income	8,847	5,493	25,528	19,079	12,973
Other comprehensive income (loss)	(597)	68	(104)	(74)	(141)
Total comprehensive income	$ 8,250	$ 5,561	25,424	19,005	12,832
RBB Bancorp
Consolidated Statements of Income and Comprehensive Income
Interest expense			3,629	2,728
Noninterest expense			704	123	298
Loss before equity in undistributed income of subsidiaries			(4,334)	(2,851)	(298)
Income before income taxes			23,430	17,906	12,816
Income tax benefit			2,036	1,173	125
Net income			25,466	19,079	12,941
Other comprehensive income (loss)			(104)	(74)	(141)
Total comprehensive income			25,362	19,005	12,800
RBB Bancorp | Royal Business Bank
Consolidated Statements of Income and Comprehensive Income
Equity in undistributed income			27,620	20,483	12,310
RBB Bancorp | Royal Asset Management
Consolidated Statements of Income and Comprehensive Income
Equity in undistributed income			$ 143	$ 274	$ 804